Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of revenue by region

€ millions	2023	2022	2021
Germany	4,921	4,469	4,324
Rest of EMEA	9,083	8,440	8,135
EMEA	14,004	12,909	12,458
United States	10,204	9,799	8,235
Rest of Americas	2,558	2,427	2,056
Americas	12,762	12,227	10,292
Japan	1,243	1,218	1,286
Rest of APJ	3,199	3,166	2,917
APJ	4,441	4,384	4,204
 SAP Group	31,207	29,520	26,953

Schedule of major revenue classes by region

€ millions	Cloud Revenue			Cloud and Software Revenue

	2023	2022	2021	2023	2022	2021
EMEA	5,241	4,137	3,196	12,028	11,081	10,820
Americas	6,642	5,810	4,354	10,959	10,456	8,808
APJ	1,781	1,478	1,151	3,937	3,855	3,732
 SAP Group	13,664	11,426	8,701	26,924	25,391	23,361

Schedule of reconciliation of activities impacting contract liabilities

€ billions	2023
/ 1/1/2023	5.3
Increases resulting from billing and invoices becoming due	11.4
Decreases resulting from satisfaction of performance obligations	-11.0
Other[1]	-0.7
/ 12/31/2023	5.0

[1] Other includes, for example, the impact of foreign currency translation and business combinations and divestitures.